Nuveen Ohio Quality Municipal Income Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NUO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 155.8% (99.0% of Total Investments)
MUNICIPAL BONDS - 154.3%  (99.0% of Total Investments)
Consumer Discretionary - 1.0% (0.6% of Total Investments)
$ 2,680 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB- $ 2,733,037
Consumer Staples - 4.9% (3.1% of Total Investments)
20,605 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 3,035,117
1,025 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 992,753
9,405 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 9,553,599
31,035 Total Consumer Staples 13,581,469
Education and Civic Organizations - 19.0% (12.2% of Total Investments)
725 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/40
6/31 at 100.00 BBB- 688,503
Lorain County Community College District, Ohio, General
Receipts Revenue Bonds, Refunding Series 2017:
1,305 5.000%, 12/01/32 6/27 at 100.00 Aa2 1,451,395
1,200 5.000%, 12/01/33 6/27 at 100.00 Aa2 1,334,616
505 5.000%, 12/01/34 6/27 at 100.00 Aa2 561,651
Miami University of Ohio, General Receipts Bonds, Series
2012:
480 4.000%, 9/01/32 9/22 at 100.00 AA 483,221
1,000 4.000%, 9/01/33 9/22 at 100.00 AA 1,006,710
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2014:
4,375 5.000%, 9/01/33 9/24 at 100.00 AA 4,590,250
2,500 4.000%, 9/01/39 9/24 at 100.00 AA 2,518,700
2,585 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/41
9/26 at 100.00 AA 2,782,830
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2020A:
1,810 4.000%, 9/01/39 9/30 at 100.00 N/R 1,854,906
2,420 4.000%, 9/01/40 9/30 at 100.00 N/R 2,472,708
1,125 4.000%, 9/01/45 9/30 at 100.00 AA 1,138,770
5,000 Ohio Higher Educational Facilities Commission, Revenue Bonds,
University of Dayton, Refunding Series 2013, 5.000%, 12/01/43
12/22 at 100.00 A+ 5,037,100
Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll
University 2022 Project, Series 2022:
2,500 4.000%, 10/01/47 10/31 at 100.00 N/R 2,396,050
3,410 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Refunding Series 2021A, 4.000%,
12/01/44
12/31 at 100.00 N/R 3,456,580
725 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 N/R 709,884
1,000 Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program II, Green Series 2021A, 4.000%, 12/01/38
12/31 at 100.00 N/R 1,030,070
1,000 Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program, Series 2020A, 5.000%, 12/01/29
No Opt. Call Aa1 1,175,420

Nuveen Ohio Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NUO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R $ 1,024,880
University of Akron, Ohio, General Receipts Bonds, Series
2021A:
1,615 5.000%, 1/01/31 - BAM Insured No Opt. Call N/R 1,881,378
1,695 5.000%, 1/01/32 - BAM Insured No Opt. Call N/R 1,988,608
1,780 5.000%, 1/01/33 - BAM Insured No Opt. Call N/R 2,101,094
1,000 University of Cincinnati, Ohio, General Receipts Bonds, Green Bond Series
2014C, 5.000%, 6/01/41
12/24 at 100.00 AA- 1,045,950
3,175 University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C,
5.000%, 6/01/46
6/26 at 100.00 AA- 3,373,469
1,375 University of Kentucky, General Receipts Bonds, University of Kentucky
Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44
5/29 at 100.00 AA- 1,401,854
Youngstown State University, Ohio, General Receipts Bonds,
Refunding Series 2017:
1,555 5.000%, 12/15/29 12/26 at 100.00 A+ 1,717,933
1,670 5.000%, 12/15/30 12/26 at 100.00 A+ 1,839,705
Youngstown State University, Ohio, General Receipts Bonds,
Series 2021:
1,025 4.000%, 12/15/30 - AGM Insured No Opt. Call AA 1,128,474
1,000 4.000%, 12/15/32 - AGM Insured 6/31 at 100.00 AA 1,095,530
50,555 Total Education and Civic Organizations 53,288,239
Health Care - 12.1% (7.7% of Total Investments)
3,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Improvement
Series 2013, 5.000%, 11/15/38
5/23 at 100.00 AA- 3,085,830
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017:
2,250 5.000%, 12/01/37 12/27 at 100.00 A- 2,400,300
1,000 5.000%, 12/01/47 12/27 at 100.00 A- 1,054,240
2,945 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA 2,990,324
1,660 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 1,622,683
2,400 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba2 2,421,624
1,730 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017A, 5.000%, 12/01/47
12/27 at 100.00 AA- 1,837,935
200 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2019A, 4.000%, 12/01/49
12/29 at 100.00 AA- 201,052
6,105 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
2/23 at 100.00 BB+ 6,121,361
4,500 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%,
11/01/49
11/29 at 100.00 AA- 4,529,070
2,090 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A, 5.000%, 1/01/33
1/28 at 100.00 AA 2,309,199
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2013A:
1,000 5.000%, 1/15/28 1/23 at 100.00 A 1,016,550
2,000 5.000%, 1/15/29 1/23 at 100.00 A 2,032,100
1,605 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/44
12/29 at 100.00 A- 1,726,691
555 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 543,223
33,040 Total Health Care 33,892,182

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.9% (0.6% of Total Investments)
$ 2,500 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 A+ $ 2,612,825
Tax Obligation/General - 18.3% (11.8% of Total Investments)
2,500 Clark-Shawnee Local School District, Clark County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series
2017, 5.000%, 11/01/54
11/27 at 100.00 AA 2,735,075
1,050 Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 12/01/43
6/28 at 100.00 AA+ 1,167,453
Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, Refunding Series 2006:
4,310 0.000%, 12/01/27 - AGM Insured No Opt. Call AA 3,731,555
5,835 0.000%, 12/01/28 - AGM Insured No Opt. Call AA 4,877,068
2,250 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 AAA 2,604,218
500 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/34
6/30 at 100.00 AA 535,260
2,425 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 4.000%, 12/01/51
- BAM Insured
6/28 at 100.00 AA 2,458,077
Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015:
900 5.000%, 12/01/32 12/25 at 100.00 Aaa 976,815
1,000 5.000%, 12/01/34 12/25 at 100.00 Aaa 1,083,600
1,005 Grandview Heights City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series
2019, 5.000%, 12/01/53
6/29 at 100.00 AA+ 1,123,831
Lorain County, Ohio, General Obligation Bonds, Limited Tax
Various Purpose Series 2020B:
345 4.000%, 12/01/29 12/25 at 100.00 Aa2 362,736
145 4.000%, 12/01/30 12/25 at 100.00 Aa2 152,153
240 4.000%, 12/01/40 12/25 at 100.00 Aa2 244,944
460 4.000%, 12/01/45 12/25 at 100.00 Aa2 467,434
4,500 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call A2 5,310,900
1,305 Monroe Local School District, Butler County, Ohio, General Obligation
Bonds, Series 2006, 5.500%, 12/01/24 - AMBAC Insured
No Opt. Call Aa3 1,411,919
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 AAA 2,840,325
1,250 5.000%, 5/01/34 5/28 at 100.00 AAA 1,417,912
1,365 Ohio State, General Obligation Bonds, Infrastructure Improvement Series
2020C, 5.000%, 3/01/37
3/31 at 100.00 AA+ 1,602,524
3,195 Ohio State, General Obligation Bonds, Infrastructure Improvement Series
2021A, 4.000%, 3/01/39
3/32 at 100.00 N/R 3,421,781
4,000 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 Aa2 4,079,200
1,500 Springboro Community City School District, Warren County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32
No Opt. Call AA 1,797,765
4,000 Sycamore Community School District, Hamilton County, Ohio, General
Obligation Bonds, School Improvement Series 2020, 4.000%, 12/01/45
6/29 at 100.00 AAA 4,121,960
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital
Improvement Series 2020, 4.000%, 12/01/35
12/30 at 100.00 A2 1,273,680
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 N/R 1,577,126
49,355 Total Tax Obligation/General 51,375,311

Nuveen Ohio Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NUO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 27.1% (17.4% of Total Investments)
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2017B-2:
$ 1,250 5.000%, 10/01/31 4/28 at 100.00 AA $ 1,414,475
1,000 5.000%, 10/01/32 4/28 at 100.00 AA 1,129,630
Cleveland, Ohio, Income Tax Revenue Bonds, Public
Facilities Improvements, Refunding Subordinate Lien
Series 2021A-1:
360 4.000%, 10/01/29 No Opt. Call AA 394,801
355 4.000%, 10/01/30 No Opt. Call AA 390,369
Cleveland, Ohio, Income Tax Revenue Bonds, Subordinate
Lien Improvement and Refunding Series 2017A-2:
435 5.000%, 10/01/30 10/27 at 100.00 AA 490,567
700 5.000%, 10/01/33 10/27 at 100.00 AA 781,991
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 513,345
860 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R 880,184
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 N/R 4,284,440
1,920 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/44
12/25 at 100.00 Aa1 2,071,162
2,500 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project,
Series 2019, 5.000%, 12/01/46
12/29 at 100.00 AA 2,801,250
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
2,120 5.000%, 6/01/36 6/28 at 100.00 AAA 2,371,072
1,155 5.000%, 6/01/37 6/28 at 100.00 AAA 1,290,470
9,500 5.000%, 6/01/43 6/28 at 100.00 AAA 10,529,705
2,535 5.000%, 6/01/48 6/28 at 100.00 AAA 2,803,203
1,220 Great Oaks Career Campuses Board of Education, Brown, Butler,
Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison,
Pickaway, Ross and Warren, Ohio, Certificates of Participation, School
Improvement Project, Series 2021, 4.000%, 12/01/37
12/29 at 100.00 Aa1 1,310,024
5,565 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B,
0.000%, 12/01/28 - AGM Insured
No Opt. Call AA 4,642,434
6,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 10/15/49
10/29 at 100.00 Aa2 6,034,680
1,000 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/24
10/22 at 100.00 Aa3 1,011,920
2,000 Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile
Correctional Building Fund Projects, Series 2019A, 5.000%, 4/01/37
4/29 at 100.00 AA 2,265,380
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Parks & Recreation Improvement Fund Projects, Series
2022A:
1,325 5.000%, 12/01/28 No Opt. Call N/R 1,532,031
1,750 5.000%, 12/01/30 No Opt. Call N/R 2,073,138
955 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/32
No Opt. Call AA 1,150,756
1,250 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2019,
5.000%, 12/01/48
12/28 at 100.00 AA 1,419,812
1,845 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 - AGM
Insured
12/25 at 100.00 AA 1,924,261
520 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R 419,988
400 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 391,064

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R $ 836,700
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,450 4.500%, 7/01/34 7/25 at 100.00 N/R 6,601,768
3,580 4.550%, 7/01/40 7/28 at 100.00 N/R 3,626,361
1,780 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,803,051
Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual
Rental Appropriations, Refunding Series 2012A:
1,645 5.000%, 12/01/23 12/22 at 100.00 AA+ 1,671,896
1,200 5.000%, 12/01/24 12/22 at 100.00 AA+ 1,221,252
1,000 United Local School District, Columbiana County, Certificates of
Participation, School Facilities Project, Series 2021, 4.000%, 12/01/38 -
BAM Insured
12/30 at 100.00 AA 1,062,710
2,450 Westerville City School District, Franklin and Delaware Counties, Ohio,
Certificates of Participation, School Facilities Project, Series 2018,
5.000%, 12/01/39
12/27 at 100.00 Aa2 2,738,904
72,125 Total Tax Obligation/Limited 75,884,794
Transportation - 16.9% (10.9% of Total Investments)
Dayton, Ohio, Airport Revenue Bonds, James M. Cox
International Airport, Series 2015B:
860 5.000%, 12/01/33 - AGM Insured 12/23 at 100.00 AA 882,119
500 5.000%, 12/01/34 - AGM Insured 12/23 at 100.00 AA 512,675
5,345 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 5.000%, 1/01/43
1/28 at 100.00 A+ 5,812,741
1,085 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 4.000%, 1/01/44
1/29 at 100.00 A+ 1,101,481
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 783,765
Ohio State, Private Activity Bonds, Portsmouth Gateway
Group, LLC - Borrower, Portsmouth Bypass Project, Series
2015:
2,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 AA 2,651,525
3,000 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 AA 3,161,910
4,250 5.000%, 6/30/53, (AMT) 6/25 at 100.00 A3 4,416,048
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior
Lien, Capital Appreciation Series 2013A-2:
5,000 0.000%, 2/15/37 No Opt. Call Aa3 2,904,850
11,260 0.000%, 2/15/38 No Opt. Call Aa3 6,241,643
5,000 0.000%, 2/15/40 No Opt. Call Aa3 2,514,550
15,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A, 5.000%,
2/15/46, (UB)
2/28 at 100.00 Aa3 16,453,200
54,550 Total Transportation 47,436,507
U.S. Guaranteed - 34.3% (22.0% of Total Investments) (4)
8,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/46, (Pre-refunded 12/01/26)
12/26 at 100.00 AAA 8,994,400
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2013A-2:
1,520 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,586,530
1,600 5.000%, 10/01/31, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,670,032

Nuveen Ohio Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NUO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
$ 2,705 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R $ 2,816,094
8,045 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ 8,397,130
3,000 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Series 2014A-1, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 AA 3,142,080
945 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various
Purpose Series 2014, 5.000%, 12/01/35, (Pre-refunded 12/01/24)
12/24 at 100.00 AAA 1,015,289
10,350 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 Aa1 11,119,833
1,730 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014,
5.000%, 6/01/31, (Pre-refunded 12/01/23)
12/23 at 100.00 AAA 1,813,698
Gallia County Local School District, Gallia and Jackson
Counties, Ohio, General Obligation Bonds, Refunding
School Improvement Series 2014:
1,260 5.000%, 11/01/30, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 1,349,397
1,540 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 1,649,263
1,000 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2015, 5.000%, 12/01/34,
(Pre-refunded 12/01/25)
12/25 at 100.00 AAA 1,099,810
20,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23)
1/23 at 100.00 AA+ 21,127,869
Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement
Series 2014:
2,950 5.000%, 11/15/39, (Pre-refunded 11/15/24) 11/24 at 100.00 AA+ 3,166,294
1,400 5.000%, 11/15/44, (Pre-refunded 11/15/24) 11/24 at 100.00 AA+ 1,502,648
2,000 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Series 2013, 5.000%, 11/15/38, (Pre-refunded 5/15/23)
5/23 at 100.00 AA+ 2,064,640
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission Infrastructure Projects, Junior
Lien, Current Interest Series 2013A-1:
2,050 5.250%, 2/15/39, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 2,100,553
10,915 5.000%, 2/15/48, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 11,165,172
1,000 Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%,
12/01/39, (Pre-refunded 12/01/22)
12/22 at 100.00 Aa3 1,018,210
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A,
5.000%, 12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 AAA 1,145,410
Wood County, Ohio, Hospital Facilities Revenue Bonds,
Wood County Hospital Project, Refunding and
Improvement Series 2012:
1,780 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 1,812,414
890 5.000%, 12/01/37, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 906,207
1,845 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 1,878,597
3,665 5.000%, 12/01/42, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R 3,731,740
91,890 Total U.S. Guaranteed 96,273,310
Utilities - 19.8% (12.7% of Total Investments)
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 A1 1,545,270
1,430 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 A1 1,520,633
1,660 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 A 1,825,535
1,815 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A- 1,220,515

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Cleveland, Ohio, Public Power System Revenue Bonds,
Series 2008B-2:
$ 2,000 0.000%, 11/15/28 - NPFG Insured No Opt. Call A- $ 1,645,500
6,895 0.000%, 11/15/32 - NPFG Insured No Opt. Call A- 4,840,359
2,155 0.000%, 11/15/34 - NPFG Insured No Opt. Call A- 1,386,893
3,380 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 Aa3 3,471,531
1,000 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/35
12/30 at 100.00 AA+ 1,152,270
2,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (5)
No Opt. Call N/R 2,500
950 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series
2001, 0.000%, 2/15/29 - NPFG Insured
No Opt. Call A1 776,901
3,225 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019, 5.000%, 12/01/39
12/29 at 100.00 AAA 3,697,527
Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series
2021A:
6,500 4.000%, 12/01/46 12/31 at 100.00 N/R 6,744,270
2,500 5.000%, 12/01/46 12/31 at 100.00 N/R 2,892,475
4,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 AAA 5,090,805
2,290 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project Series 2019, 4.000%, 12/01/41
12/25 at 100.00 AA+ 2,311,480
Toledo, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2013:
820 5.000%, 11/15/25 11/23 at 100.00 Aa3 856,613
605 5.000%, 11/15/26 11/23 at 100.00 Aa3 632,279
1,075 5.000%, 11/15/27 11/23 at 100.00 Aa3 1,121,730
695 5.000%, 11/15/28 11/23 at 100.00 Aa3 725,212
10,000 Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement
Series 2016, 5.000%, 11/15/41, (UB) (6)
11/26 at 100.00 AA- 10,982,100
1,000 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/39,
144A
5/29 at 100.00 A3 1,117,510
57,995 Total Utilities 55,559,908
$ 445,725 Total Municipal Bonds (cost $430,853,650) 432,637,582
Shares Description (1) Value
COMMON STOCKS - 1.5%  (1.0% of Total Investments)
Independent Power And Renewable Electricity Producers - 1.5% (1.0% of Total
Investments)
64,677 Energy Harbor Corp (7),(8),(9) 4,233,110
Total Common Stocks (cost $1,843,715) 4,233,110
Total Long-Term Investments (cost $432,697,365) 436,870,692
Floating Rate Obligations - (7.1)%   (20,000,000)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (52.7)% (10) (147,791,453)
Other Assets Less Liabilities - 4.0% 11,372,484
Net Assets Applicable to Common Shares - 100% $ 280,451,723

Nuveen Ohio Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NUO
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 432,637,582 $ – $ 432,637,582
Common Stocks – 4,233,110 – 4,233,110
Total
$ – $ 436,870,692 $ – $ 436,870,692
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 33.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.